Pro Forma and Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,186,279
Common stock, shares outstanding	253,186,279
Pro Forma
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,186,279
Common stock, shares outstanding	253,186,279
Repurchase Agreements entered into subsequent to period end	$ 299,600
Face value of Non-Agency RMBS purchased subsequent to period end	375,800
Purchase price of Non-Agency RMBS purchased subsequent to period end	210,300
Face value of Non-Agency RMBS sold subsequent to period end	484,100
Sale price of Non-Agency RMBS sold subsequent to period end	336,100
Purchase price of non-performing loans committed to be purchased subsequent to year end	158,800
Face value of non-performing loans committed to be purchased subsequent to year end	295,700
Purchase price of servicing advances receivable and rights to MSRs committed to be purchased subsequent to year end	3,300,000
UPB of non-Agency residential loans committed to be invested in subsequent to year end	58,000,000
Amount commited to be invested in MSRs subsequent to period end	72,600
UPB of MSRs committed to be invested in subsequent to period end	32,800,000
Investments in MSRs closed subsequent to period end	17,000
Amount committed to invest in residential mortgage loans subsequent to period end	158,800
UPB of residential mortgage loans committed to be invested in subsequent to period end	295,700
Pro Forma | Agency RMBS
Repurchase Agreements entered into subsequent to period end	71,400
Adjustments related to Agency ARM RMBS and Non-Agency ARMBS transactions	299,600
Pro Forma | Non-Agency RMBS
Repurchase Agreements entered into subsequent to period end	126,300
Adjustments related to Agency ARM RMBS and Non-Agency ARMBS transactions	(40,100)
Repayment of repurchase agreements subsequent to period end	237,800
Pro Forma | MSRs Pool 10
Amount invested in MSRs subsequent to period end	$ 5,900